Accounts Receivable and Other Receivables	12 Months Ended
Mar. 31, 2025
Trade and other receivables [abstract]
Accounts Receivable and Other Receivables	ACCOUNTS RECEIVABLE AND OTHER RECEIVABLES

As at	March 31,
	2025	2024
	$	$
Trade accounts receivable	95,093	98,346
Other receivables	177	462
	95,270	98,808